Other Operating Expenses, Net - Schedule of Other Operating Expenses, Net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Operating Expenses, Net [Abstract]
Income (loss) on sale of PPE		R$ (2,528)	R$ 1,056	R$ (212)
Expenses on acquisitions of new businesses	[1]	(862)	(4,804)
Provision for legal claims		(2,862)	338	437
Gain/losses from indemnities			(290)
Donations to BrasilAgro Institute	[2]	(772)	(1,314)	(3,000)
Taxes expenses		(1,838)
Warrants and restricted shares	[3]			(1,859)
Gain from bargain purchase (nota 2.3)			348
Other		130	(87)	(793)
Other operating expenses, net		R$ (8,732)	R$ (4,753)	R$ (5,427)

[1]	In 2025, the amount refers to intermediation expenses incurred in the process of acquiring Novo Horizonte, prospecting for new business and compensation for the sale of farms.
[2]	Non-profit organization of the Brasilagro group that coordinates all social initiatives of the Company.
[3]	The gains and losses reflect the residual liabilities from the acquisition of Agrifirma, measured at fair value. The liabilities correspond to a number of warrants and restricted shares (Note 19), which may vary and, therefore, are classified as financial instruments, recognized as liabilities and measured at fair value based on the Company’s share price.